Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 21, 2021
Registrant Name	Engine No. 1 ETF Trust
Entity Central Index Key	0001831313
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2021
Document Effective Date	Jun. 21, 2021
Prospectus Date	Jun. 21, 2021
Engine No. 1 Transform 500 ETF | Engine No. 1 Transform 500 ETF
Prospectus:
Trading Symbol	VOTE